DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION
NOTE 18 -	DISCONTINUED OPERATION

In June 2020, the Company's management decided to discontinue the JT8D engine blades reconditioning activity as part of a strategic change in its business to focus on new capabilities to provide services to newer types of engines. The discontinued operation is related to the JT8D engine blades reconditioning activity in Turbochrome, which constitute a material portion of Turbochrome’s revenues.

2021

Revenue:
Services	$440

Cost of revenue:
Services	429

Gross profit (loss)	11

Operating expenses:
Research and development, net	16
Selling and marketing	29
General and administrative	68

113

Operating income (loss)	(102)

Financial expenses (income)	-
Income (loss) on disposal of discontinued operation (1)	529

Net Income (loss)	$427

(1)
During 2020, the Company wrote off total assets of $1.4 million. During 2021 the Company was succeeded to collect and sell some of the account receivable and inventory that were written off in total amount of $529. The final disposal of this activity was finalized in 2021.